Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0002083526
Registrant Name	Micware Co., Ltd.
Registration File Number	333-294081
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A